SUBSEQUENT EVENTS (Details) - Subsequent event - Acquisition agreement $ in Thousands	1 Months Ended
Nov. 30, 2022 HKD ($)
SUBSEQUENT EVENTS
Percentage of interest in securities company	85.00%
Maximum
SUBSEQUENT EVENTS
Agreement of a securities company in a maximum consideration	$ 18,016